Subsequent Events	3 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 3. SUBSEQUENT EVENTS.

Subsequent to the period ending September 30, 2011, the Company sold common stock in the amount of $80,000 at a valuation of $0.05 per share to an investor.

Management has reviewed and evaluated subsequent events through the consolidated financial statement date of December 8, 2011.